As filed with the Securities and Exchange Commission on January 20, 2006
Registration No. 333-128259

SECURITIES AND EXCHANGE COMMISSION
WASHINGTON, D.C. 20549
FORM N-14
REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933
☐ Pre-Effective Amendment No. _
☑ Post-Effective Amendment No. 1
(Check appropriate Box or Boxes)
Goldman Sachs Variable Insurance Trust
(Exact Name of Registrant as Specified in Charter)
312-655-4400
(Area Code and Telephone Number)
71 South Wacker Drive, Suite 500
Chicago, Illinois 60606
(Address of Principal Executive Offices)
Howard B. Surloff, Esq.
Goldman, Sachs & Co.
One New York Plaza, 37th Floor
New York, New York 10004
(Name and Address of Agent for Service)
Copies to:
Kenneth L. Greenberg, Esq.
Drinker Biddle & Reath LLP
One Logan Square
18th and Cherry Streets
Philadelphia, Pennsylvania 19103
It is proposed that this filing will become effective immediately upon filing pursuant to Rule 485(b) under the Securities Act of 1933, as amended.
Title of Securities Being Registered: Shares of Beneficial Interest, $.001 Value
An indefinite amount of the Registrant’s securities has been registered under the Securities Act of 1933 pursuant to rule 24f-2 under the Investment Company Act of 1940. In reliance upon such Rule, no filing fee is being paid at this time.

The Form N-14 cross reference sheet, President’s letter to Shareholders of Allmerica Investment Trust, Notice of Special Meeting of Shareholders of Allmerica Investment Trust, Questions and Answers for Shareholders of Allmerica Investment Trust, and the combined Proxy Statement/Prospectus dated November 1, 2005, including Appendix A thereto, and the Statement of Additional Information, including the Pro Forma financial statements attached thereto, dated November 1, 2005 relating to the acquisition by Goldman Sachs Variable Insurance Trust (“Registrant”) of Allmerica Investment Trust are incorporated herein by reference to the Registrant’s:
1) Registration Statement on Form N-14 as filed with the Securities and Exchange Commission (“SEC”) on September 12, 2005, (Accession No. 0000950123-05-011007), with respect to the Form N-14 cross-reference sheet, and
2) Filing pursuant to Rule 497 as filed with the SEC on November 4, 2005 (Accession No. 0000950123-05-013083), with respect to the President’s letter to Shareholders of Allmerica Investment Trust, Notice of Special Meeting of Shareholders of Allmerica Investment Trust, Questions and Answers for Shareholders of Allmerica Investment Trust, and the combined Proxy Statement/Prospectus dated November 1, 2005, including Appendix A thereto, and the Statement of Additional Information, including the Pro Forma financial statements attached thereto, dated November 1, 2005.

GOLDMAN SACHS VARIABLE INSURANCE TRUST
FORM N-14
PART C — OTHER INFORMATION
Item 15. Indemnification
     Article IV of the Agreement and Declaration of Trust of Goldman Sachs Variable Insurance Trust, a Delaware business trust (incorporated herein by reference as Exhibit 1(a) hereto), provides for indemnification of the Trustees and officers of the Trust, subject to certain limitations.
     The Management Agreement provides that the applicable investment adviser will not be liable for any error of judgement or mistake of law or for any loss suffered by a Fund, except a loss resulting from willful misfeasance, bad faith or gross negligence on the part of the investment adviser or from reckless disregard by the investment adviser of its obligations and duties under the Management Agreement. The Management Agreement is incorporated herein by reference to Exhibit 6(a).
     Section 9 of the Amended and Restated Distribution Agreement between the Registrant and Goldman, Sachs & Co. (incorporated herein by reference as Exhibit (7)) and Section 7 of the Transfer Agency Agreement between the Registrant and Goldman, Sachs & Co. (incorporated herein by reference as Exhibit 13(a)) provide that the Registrant will indemnify Goldman, Sachs & Co. against certain liabilities.
     Mutual fund and trustees and officers liability policies purchased jointly by the Registrant, Goldman Sachs Trust, Trust for Credit Unions and The Commerce Funds insure such persons and their respective trustees, partners, officers and employees, subject to the policies’ coverage limits and exclusions and varying deductibles, against loss resulting from claims by reason of any act, error, omission, misstatement, misleading statement, neglect or breach of duty.
Item 16. Exhibits

(1)	(a)	Agreement and Declaration of Trust dated September 16, 1997 is incorporated herein by reference to exhibit (1) of the Registration Statement on Form N-1A (No. 333-35883 and 811-08361) filed with the Securities and Exchange Commission (“Commission”) on September 18, 1997 (Accession No. 0000950130-97-004157) (the “Initial Registration Statement”).

	(b)	Amendment No. 1 dated October 21, 1997 to Agreement and Declaration of Trust is incorporated herein by reference to exhibit (1)(b) of Pre-Effective Amendment No. 1 of the Registration Statement on Form N-1A (No. 333-35883 and 811-08361) filed with the Commission on December 23, 1997 (Accession No. 0000950130-97-005710) (“Pre-Effective Amendment No. 1”).

(c)	Amendment No. 2 dated January 22, 1999 to Agreement and Declaration of Trust is incorporated herein by reference to exhibit (a)(3) of Post-Effective Amendment No. 2 of the Registration Statement on Form N-1A (No. 333-35883 and 811-08361) filed with the Commission on February 26, 1999 (Accession No.0000950130-99-001075) (“Post-Effective Amendment No. 2”).

(d)	Amendment No. 3 dated April 28, 1999 to Agreement and Declaration of Trust is incorporated herein by reference to exhibit (a)(4) of Post-Effective Amendment No. 3 of the Registration Statement on Form N-1A (No. 333-35883 and 811-08361) filed with the Commission on January 31, 2000 (Accession No. 0000950130-00-000305)(“Post-Effective Amendment No. 3”).

(e)	Amendment No. 4 dated February 3, 2000 to Agreement and Declaration of Trust is incorporated herein by reference to exhibit (a)(5) of Post-Effective Amendment No. 4 of the Registration Statement on Form N-1A (No. 333-35883 and 811-08361) filed with the Commission on April 13, 2000 (Accession No. 0000950130-00-002070) (“Post-Effective Amendment No. 4”).

(f)	Amendment No. 5 dated August 1, 2000 to Agreement and Declaration of Trust is incorporated herein by reference to exhibit (a)(6) of Post-Effective Amendment No. 5 of the Registration Statement on Form N-1A (No. 333-35883 and 811-08361) filed with the Commission on April 13, 2001 (Accession No. 0000950109-01-500531) (“Post-Effective Amendment No. 5”).

(g)	Amendment No. 6 dated April 25, 2001 to Agreement and Declaration of Trust is incorporated herein by reference to exhibit (a)(7) of Post-Effective Amendment No. 6 of the Registration Statement on Form N-1A (No. 333-35883 and 811-08361) filed with the Commission on April 29, 2002 (Accession No. 0000950123-02-004328) (“Post-Effective Amendment No. 6”).

(h)	Amendment No. 7 dated August 1, 2002 to the Agreement and Declaration of Trust is incorporated herein by reference to exhibit (a)(8) of Post-Effective Amendment No. 7 of the Registration Statement on Form N-1A (No. 333-35883 and 811-08361) filed with the Commission on April 15, 2003 (Accession No. 0000950123-03-004261) (“Post-Effective Amendment No. 7”).

(2)	(a)	By-Laws of Registrant dated September 16, 1997 are incorporated herein by reference to exhibit (2) of the Initial Registration Statement.

	(b)	Amendment No. 1 dated August 1, 2002 to the By-Laws is incorporated herein by reference to exhibit (b)(2) of Post-Effective Amendment No. 7.

	(c)	Amended and Restated By-Laws dated October 30, 2002 are incorporated herein by reference to exhibit (b)(3) of Post-Effective Amendment No. 7.

	(d)	Amendment No. 1 to Amended and Restated By-Laws, dated November 4, 2004 is incorporated herein by reference to exhibit (b)(4) of Post-Effective Amendment No. 9 of the Registration Statement on Form N-1A (No. 333-35883 and 811-08361) filed with the Commission on February 23, 2005 (Accession No. 0000950123-05-002150) (“Post-Effective Amendment No. 9”).

(3)	Not Applicable.

(4)	Agreement and Plan of Reorganization dated August 22, 2005, is incorporated herein by reference to the Rule 497 filing made on November 4, 2005 (Accession No. 0000950123-05-013083).

(5)	Article II, Section 10, Article IV, Section 4, Article V, Article VI, Article VII, Article IX, Section 8, Section 9, and Section 12 of the Registrant’s Agreement and Declaration of Trust incorporated herein by reference as Exhibit (1)(a) and Article III of the Registrant’s Amended and Restated By-Laws incorporated herein by reference as Exhibit (2)(c).

(6)	(a)	Management Agreement among Registrant, Goldman Sachs Asset Management and Goldman Sachs Asset Management International on behalf of the Growth and Income, CORESM U.S. Equity, CORESM Large Cap Growth, CORESM Small Cap Equity, Mid Cap Equity, Capital Growth, International Equity, Global Income and High Yield Funds is incorporated herein by reference to exhibit (5) of Pre-Effective Amendment No. 1.

	(b)	Amended Annex A to Management Agreement among Registrant, Goldman Sachs Asset Management and Goldman Sachs Asset Management International on behalf of the Growth and Income, CORESM U.S. Equity, CORESM Large Cap Growth, CORESM Small Cap Equity, Mid Cap Equity, Capital Growth, International Equity, Global Income, High Yield, CORESM Large Cap Value, CORESM International Equity, Short Duration Government and Internet Tollkeeper Funds is incorporated herein by reference to exhibit (d)(2) of Post-Effective Amendment No. 5.

	(c)	Assumption Agreement dated April 26, 2003 between Goldman, Sachs & Co. and Goldman Sachs Asset Management, L.P. is

incorporated herein by reference to exhibit 6(c) of the Registration Statement on Form N-14 (No. 333-108360) filed with the Securities and Exchange Commission on August 29, 2003 (Accession No. 0000950123-03-009958).

	(d)	Fee Reduction Commitment dated April 29, 2005 by Goldman Sachs Asset Management, L.P. and Registrant relating to the CORE U.S. Equity Fund is incorporated herein by reference to exhibit (d)(4) of Post Effective Amendment No. 12 (Accession No. 0000950130-05-007490).

	(e)	Form of Management Agreement between Registrant and Goldman Sachs Asset Management, L.P. with respect to the Equity Index Fund is incorporated herein by reference to exhibit (6)(e) to Pre-Effective Amendment No. 1 (Accession No. 0000950123-05-012791) (“Pre-Effective Amendment No. 1”).

	(f)	Form of Sub-Advisory Agreement between Goldman Sachs Asset Management, L.P. and SSgA Funds Management, Inc. with respect to the Equity Index Fund is incorporated herein by reference to exhibit (6)(f) of Pre-Effective Amendment No. 1.

(7)	(a)	Amended and Restated Distribution Agreement between Registrant and Goldman, Sachs & Co. dated February 3, 2000 is incorporated herein by reference to exhibit (e) of Post-Effective Amendment No. 5.

	(b)	Form of Amended and Restated Distribution Agreement between Registrant and Goldman Sachs & Co. dated August 4, 2005 is incorporated herein by reference to exhibit (7)(b) of Pre-Effective Amendment No. 1.

(8)	Not Applicable.

(9)	(a)	Custodian Agreement between Registrant and State Street Bank and Trust Company dated December 31, 1997 is incorporated herein by reference to exhibit (8) of Post-Effective Amendment No. 1 of the Registration Statement on Form N-1A (No. 333-35883 and 811-08361) filed with the Commission on November 18, 1998 (Accession No. 0000950130-98-005579) (“Post-Effective Amendment No. 1”).

	(b)	Letter Agreement relating to Custodian Agreement between Registrant and State Street Bank and Trust Company, dated January 21, 2000 (Internet Tollkeeper Fund) is incorporated herein by reference to exhibit (g)(4) of Post-Effective Amendment No. 5.

	(c)	Amendment dated July 2, 2001 to the Custodian Contract dated December 31, 1997 between Registrant and State Street Bank and Trust Company is incorporated herein by reference to exhibit (g)(3) of Post-Effective Amendment No. 6.

	(d)	Amendment dated August 1, 2001 to the Custodian Contract dated December 31, 1997 between Registrant and State Street Bank and Trust Company is incorporated herein by reference to exhibit (g)(4) of Post-Effective Amendment No. 7.

(10)	(a)	Form of Service Class Distribution and Service Plan dated August 4, 2005 is incorporated herein by reference to exhibit 10(a) of Pre-Effective Amendment No. 1.

	(b)	Form of Plan in Accordance with Rule 18f-3 dated August 4, 2005 is incorporated herein by reference to exhibit 10(b) of Pre-Effective Amendment No. 1.

(11)	Opinion and consent of counsel that shares will be validly issued, fully paid and non-assessable is incorporated herein by reference to exhibit (11) of the Registration Statement on Form N-14 (333-128259) filed with the Commission on September 12, 2005 (Accession No. 0000950123-05-011007) (“Initial Registration Statement on Form N-14”).

(12)	(a) Opinion of counsel with respect to certain tax consequences is filed herewith: Goldman Sachs VIT Growth Opportunities Fund, Goldman Sachs VIT Equity Index Fund, Goldman Sachs VIT Government Income Fund, Goldman Sachs VIT Core Fixed Income Fund, and Goldman Sachs VIT Money Market Fund.

	(b)	Opinion of counsel with respect to certain tax consequences is filed herewith: Goldman Sachs VIT International Equity Fund.

	(c)	Opinion of counsel with respect to certain tax consequences is filed herewith: Goldman Sachs VIT CORE U.S. Fund.

	(d)	Opinion of counsel with respect to certain tax consequences is filed herewith: Goldman Sachs VIT Capital Growth Fund.

	(e)	Opinion of counsel with respect to certain tax consequences is filed herewith: Goldman Sachs VIT Mid Cap Value Fund.

(13)	(a)	Transfer Agency Agreement between Registrant and Goldman, Sachs & Co. dated October 21, 1997 is incorporated herein by reference to exhibit (9)(a) of Pre-Effective Amendment No. 1.

	(b)	Letter Agreement relating to Transfer Agency Agreement between Registrant and Goldman, Sachs & Co. (Internet Tollkeeper Fund) is incorporated herein by reference to exhibit (h)(4) of Post-Effective Amendment No. 5.

	(c)	Form of Participation Agreement is incorporated herein by reference to Exhibit (9)(b) of Pre-Effective Amendment No. 1.

	(d)	Form of Participation Agreement among Registrant, Goldman, Sachs & Co. and ___Life Insurance Company is incorporated herein by reference to exhibit 13(d) of Pre-Effective Amendment No. 1.

	(e)	Amendment dated August 1, 2002 to the Transfer Agency Agreement dated October 21, 1997 between Registrant and Goldman, Sachs & Co. is incorporated herein by reference to exhibit (h)(4) of Post-Effective Amendment No. 7.

	(f)	Purchase Agreement between Registrant and The Goldman Sachs Group, L.P. dated December 12, 1997 is incorporated herein by reference to exhibit (13) of Pre-Effective Amendment No 1.

	(g)	State Street Global Advisors and SSgA Funds Management, Inc. Code of Ethics dated March 2004 is incorporated herein by reference to exhibit 13(g) of Pre-Effective Amendment No. 1.

(14)	(a)	Consent of Ernst & Young LLP is incorporated herein by reference to exhibit 14(a) of Pre-Effective Amendment No. 1.

	(b)	Consent of PricewaterhouseCoopers LLP is incorporated herein by reference to exhibit 14(b) of Pre-Effective Amendment No. 1.

(15)	Not Applicable.

(16)	(a)	Certificate of Secretary is filed herewith.

	(b)	Powers of Attorney are incorporated herein by reference to exhibit 16(b) of Pre-Effective Amendment No. 1.

(17)	(a)	Forms of Voting Instruction Form is incorporated herein by reference to filing pursuant to Rule 497 filing made on November 4, 2005 (Accession No. 0000950123-05-013083).

	(b)	Prospectus Supplement dated October 28, 2005 and Prospectus dated October 28, 2005 for the Service Shares of the Goldman Sachs CORE U.S. Equity Fund, Goldman Sachs CORE Small Cap Equity Fund, Goldman Sachs Capital Growth Fund, Goldman Sachs Growth and Income Fund, Goldman Sachs Mid Cap Value

Fund, Goldman Sachs Growth Opportunities Fund, Goldman Sachs Equity Index Fund, Goldman Sachs International Equity Fund, Goldman Sachs Government Income Fund, Goldman Sachs Core Fixed Income Fund and Goldman Sachs Money Market Fund is incorporated herein by reference to Rule 497 filing made on November 4, 2005 (Accession No. 0000950123-05-013079).

(c)	Supplement dated October 28, 2005 and Statement of Additional Information dated October 28, 2005 for the Service Shares of the Goldman Sachs CORE U.S. Equity Fund, Goldman Sachs CORE Small Cap Equity Fund, Goldman Sachs Capital Growth Fund, Goldman Sachs Growth and Income Fund, Goldman Sachs Mid Cap Value Fund, Goldman Sachs Growth Opportunities Fund, Goldman Sachs Equity Index Fund, Goldman Sachs International Equity Fund, Goldman Sachs Government Income Fund, Goldman Sachs Core Fixed Income Fund and Goldman Sachs Money Market Fund are incorporated herein by reference to Rule 497 filing made on November 4, 2005 (Accession No. 0000950123-05-013079).

(d)	Goldman Sachs Variable Insurance Trust’s International Equity Fund Annual Report for the fiscal year ended December 31, 2004 is incorporated herein by reference to Exhibit 17(d) of the Initial Registration Statement on Form N-14.

(e)	Goldman Sachs Variable Insurance Trust’s CORE U.S. Equity Fund Annual Report for the fiscal year ended December 31, 2004 is incorporated herein by reference to Exhibit 17(e) of the Initial Registration Statement on Form N-14.

(f)	Goldman Sachs Variable Insurance Trust’s Midcap Value Fund Annual Report for the fiscal year ended December 31, 2004 is incorporated herein by reference to Exhibit 17(f) of the Initial Registration Statement on Form N-14.

(g)	Goldman Sachs Variable Insurance Trust’s Capital Growth Fund Annual Report for the fiscal year ended December 31, 2004 is incorporated herein by reference to Exhibit 17(g) of the Initial Registration Statement on Form N-14.

(h)	Goldman Sachs Variable Insurance Trust’s International Equity Fund Semi-Annual Report for the fiscal period ended June 30, 2005 is incorporated herein by reference to Exhibit 17(h) of the Initial Registration Statement on Form N-14.

(i)	Goldman Sachs Variable Insurance Trust’s CORE U.S. Equity Fund Semi-Annual Report for the fiscal period ended June 30, 2005 is incorporated herein by reference to Exhibit 17(i) of the Initial Registration Statement on Form N-14.

(j)	Goldman Sachs Variable Insurance Trust’s Midcap Value Fund Semi-Annual Report for the fiscal period ended June 30, 2005 is incorporated herein by reference to Exhibit 17(j) of the Initial Registration Statement on Form N-14.

(k)	Goldman Sachs Variable Insurance Trust’s Capital Growth Fund Semi-Annual Report for the fiscal period ended June 30, 2005 is incorporated herein by reference to Exhibit 17(k) of the Initial Registration Statement on Form N-14.

(l)	Prospectus dated May 1, 2005 for the Allmerica Investment Trust Select Capital Appreciation Fund, Select Value Opportunity Fund, Select International Equity Fund, Select Growth Fund, Core Equity Fund, Equity Index Fund, Select Investment Grade Income Fund, Government Bond Fund and Money Market Fund is incorporated herein by reference to Exhibit 17(l) of the Initial Registration Statement on Form N-14.

(m)	Statement of Additional Information dated May 1, 2005 for the Allmerica Investment Trust Select Capital Appreciation Fund, Select Value Opportunity Fund, Select International Equity Fund, Select Growth Fund, Core Equity Fund, Equity Index Fund, Select Investment Grade Income Fund, Government Bond Fund and Money Market Fund is incorporated herein by reference to Exhibit 17(m) of the Initial Registration Statement on Form N-14.

(n)	Allmerica Investment Trust Annual Report for the fiscal year ended December 31, 2004 is incorporated herein by reference to Exhibit 17(n) of the Initial Registration Statement on Form N-14.

(o)	Allmerica Investment Trust Semi-Annual Report for the fiscal period ended June 30, 2005 is incorporated herein by reference to Exhibit 17(o) of the Initial Registration Statement on Form N-14.

(p)	Supplement to prospectuses dated May 1, 2005 is incorporated herein by reference to Exhibit 17(p) of the Initial Registration Statement on Form N-14.

Item 17. Undertakings

(1)	The undersigned Registrant agrees that prior to any public reoffering of the securities registered through the use of a prospectus which is a part of this registration statement by any person or party who is deemed to be an underwriter within the meaning of Rule 145(c) of the Securities Act of 1933, as amended (the “1933 Act”), the reoffering prospectus will contain the information called for by the applicable registration form for reofferings by persons who may be deemed underwriters, in addition to the information called for by the other items of the applicable form.

(2)	The undersigned Registrant agrees that every prospectus that is filed under paragraph (1) above will be filed as a part of an amendment to the registration statement and will not be used until the amendment is effective, and that, in determining any liability under the 1933 Act, each post-effective amendment shall be deemed to be a new registration statement for the securities offered therein, and the offering of the securities at that time shall be deemed to be the initial bona fide offering of them.

SIGNATURES
     As required by the Securities Act of 1933, this registration statement has been signed on behalf of the registrant, in the City of New York, and State of New York, on the 20th of January, 2006.

GOLDMAN SACHS VARIABLE INSURANCE TRUST Registrant
By:	/s/ Howard B. Surloff
Howard B. Surloff
Secretary

     As required by the Securities Act of 1933, this registration statement has been signed by the following persons in the capacities and on the date indicated:

Signature	Title	Date

*Kaysie P. Uniacke Kaysie P. Uniacke	President (Chief Executive Officer) and Trustee	January 20, 2006

*Ashok N. Bakhru	Chairman and Trustee	January 20, 2006

Ashok N. Bakhru

*John M. Perlowski John M. Perlowski	Treasurer (Principal Accounting Officer and Principal Financial Officer)	January 20, 2006

*Mary Patterson McPherson	Trustee	January 20, 2006

Mary Patterson McPherson

*Alan A. Shuch	Trustee	January 20, 2006

Alan A. Shuch

*Wilma J. Smelcer	Trustee	January 20, 2006

Wilma J. Smelcer

*John P. Coblentz, Jr.	Trustee	January 20, 2006

John P. Coblentz, Jr.

*Richard P. Strubel	Trustee	January 20, 2006

Richard P. Strubel

Signature	Title	Date

*Patrick T. Harker	Trustee	January 20, 2006

Patrick T. Harker

*By: /s/ Howard B. Surloff

Howard B. Surloff
Attorney-in-Fact

*	Pursuant to a power of attorney previously filed as an exhibit and incorporated herein by reference.

Exhibit Index

12(a)	Opinion of counsel with respect to certain tax consequences is filed herewith: Goldman Sachs VIT Growth Opportunities Fund, Goldman Sachs VIT Equity Index Fund, Goldman Sachs VIT Government Income Fund, Goldman Sachs VIT Core Fixed Income Fund, and Goldman Sachs VIT Money Market Fund.

12(b)	Opinion of counsel with respect to certain tax consequences is filed herewith: Goldman Sachs VIT International Equity Fund.

12(c)	Opinion of counsel with respect to certain tax consequences is filed herewith: Goldman Sachs VIT CORE U.S. Fund.

12(d)	Opinion of counsel with respect to certain tax consequences is filed herewith: Goldman Sachs VIT Capital Growth Fund.

12(e)	Opinion of counsel with respect to certain tax consequences is filed herewith: Goldman Sachs VIT Mid Cap Value Fund.

16(a)	Certificate of Secretary.